Stock-Based Compensation (Tables)	3 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of Fair Value Of Stock Options Granted, Assumptions
The Company determined the fair value of stock options granted during the three months ended December 31, 2020 based upon the assumptions as provided below. No stock options were granted during the three months ended December 31, 2021.

Stock price	$10.00
Exercise price	$10.01
Dividend yield	0%
Expected volatility	60%
Risk-Free interest rate	0.63%
Expected life (in years)	6.08

Summary of Stock Option Activities
Following is a summary of stock option activities for the three months ended December 31, 2021:

	Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Life (years)	Intrinsic Value
Outstanding – October 1, 2021	8,978,185	$0.19	$0.20	5.7	$91,699
Granted	—	—	—
Exercised	(893,509)	0.18	0.16
Forfeited	—	—	—
Outstanding – December 31, 2021	8,084,676	$0.19	$0.21	5.6	$69,875
Exercisable as of December 31, 2021	8,084,676	$0.19	$0.21	5.6	$69,875

Summary of Restricted Stock Activity

	Restricted Stock Awards	Weighted Average Grant Date Fair Value	Restricted Stock Units	Weighted Average Grant Date Fair Value
Non-vested – October 1, 2021	684,937	$10.00	1,452,195	$7.61
Granted	—	—	970,545	8.96
Vested	(684,937)	10.00	(32,848)	7.53
Forfeited	—	—	(16,369)	8.58
Non-vested – December 31, 2021	—	$—	2,373,523	$8.22

Summary of Stock-based Compensation Expense
Stock-based compensation expense for stock options and restricted stock in the consolidated statements of operations is summarized as follows:

	Three Months Ended December 31,
	2021	2020
Software development	$297	$18
General and administrative	2,565	1,257
Selling and marketing	69	—
Total stock-based compensation expense	$2,931	$1,275